Warrant Liability (Details) - USD ($)	3 Months Ended	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2023
Warrant liability [Abstract]
Issued warrants (in Shares)		4,505,718
Total warrant liability	$ 360,557	$ 360,557